Quarterly Report
July 31, 2022
MFS®  Limited Maturity Fund
MQL-Q1

Portfolio of Investments
7/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.7%
Aerospace & Defense – 0.9%
Boeing Co., 1.167%, 2/04/2023	$6,459,000	$6,377,845
Boeing Co., 1.433%, 2/04/2024	13,868,000	13,355,988
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	6,464,000	6,393,042
Raytheon Technologies Corp., 3.65%, 8/16/2023	362,000	362,868
		$26,489,743
Asset-Backed & Securitized – 19.9%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.033%, 11/15/2054 (i)	$91,314,826	$5,949,618
ACREC 2021-FL1 Ltd., “AS”, FLR, 3.656% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	5,944,500	5,690,458
ACREC 2021-FL1 Ltd., “B”, FLR, 3.956% (LIBOR - 1mo. + 1.8%), 10/16/2036 (n)	11,776,000	11,237,687
ACREC 2021-FL1 Ltd., “C”, FLR, 4.306% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)	5,972,500	5,748,823
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 4.249% (LIBOR - 1mo. + 2.25%), 1/15/2037 (n)	6,994,000	6,674,412
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 4.332% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	776,747	756,962
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	2,663,000	2,594,223
AmeriCredit Automobile Receivables Trust, 2022-2, “A2A”, 4.2%, 12/18/2025	9,300,000	9,319,043
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 3.499% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	1,833,000	1,783,982
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 3.999% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	752,000	714,773
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 3.599% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	3,008,500	2,827,367
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 3.849% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	1,746,500	1,611,742
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 3.699% (LIBOR - 1mo. + 1.7%), 11/15/2036 (n)	11,713,500	11,372,781
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 3.999% (LIBOR - 1mo. + 2%), 11/15/2036 (n)	7,713,500	7,405,501
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 4.299% (LIBOR - 1mo. + 2.3%), 11/15/2036 (n)	4,645,000	4,309,305
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 3.716% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	12,447,500	11,832,503
AREIT 2019-CRE3 Trust, “A”, FLR, 3.343% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	1,995,872	1,976,987
AREIT 2019-CRE3 Trust, “AS”, FLR, 3.373% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	2,301,000	2,305,121
AREIT 2019-CRE3 Trust, “B”, FLR, 3.623% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	1,136,500	1,132,529
AREIT 2019-CRE3 Trust, “C”, FLR, 3.973% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	940,000	932,139
AREIT 2022-CRE6 Trust, “C”, FLR, 3.621% (SOFR - 30 day + 2.15%), 1/16/2037 (n)	4,174,000	3,950,591
AREIT 2022-CRE6 Trust, “D”, FLR, 4.321% (SOFR - 30 day + 2.85%), 12/17/2024 (n)	2,549,000	2,502,004
AREIT 2022-CRE7 LLC, “B”, FLR, 5.345% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	12,436,500	12,407,200
ARI Fleet Lease Trust, 2020-A, “A3”, 1.8%, 8/15/2028 (n)	1,517,000	1,499,780
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 5.133% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	815,166	809,951
Balboa Bay Loan Funding Ltd., 2020-1A, “BR”, FLR, 4.359% (LIBOR - 3mo. + 1.65%), 1/20/2032 (n)	7,353,970	6,996,604
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 4.809% (LIBOR - 3mo. + 2.1%), 1/20/2032 (n)	3,983,401	3,717,278
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 4.31% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	4,282,847	4,090,841
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 4.609% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	1,814,958	1,694,413
Bayview Commercial Asset Trust, FLR, 2.724% (LIBOR - 1mo. + 0.31%), 8/25/2035 (n)	231,178	210,505
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.946% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	178,456	207,172
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.76%, 12/15/2051 (i)(n)	63,318,031	2,415,133
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.302%, 7/15/2054 (i)	36,428,813	2,913,981
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.386%, 9/15/2054 (i)	39,385,580	3,327,731
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.631%, 2/15/2054 (i)	55,263,306	5,560,953
BDS 2021-FL10 Ltd., “B”, FLR, 4.106% (LIBOR - 1mo. + 1.95%), 12/16/2036 (n)	3,637,500	3,417,640
BDS 2021-FL10 Ltd., “C”, FLR, 4.456% (LIBOR - 1mo. + 2.3%), 12/16/2036 (n)	2,645,500	2,457,209
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.273%, 2/15/2054 (i)	60,472,464	4,515,207
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.153%, 3/15/2054 (i)	38,501,020	2,593,733
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.269%, 7/15/2054 (i)	71,536,366	5,648,705
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.286%, 8/15/2054 (i)	53,634,334	4,292,361
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.045%, 9/15/2054 (i)	78,523,198	4,916,322
BPCRE 2021-FL1 Ltd., “C”, FLR, 3.899% (LIBOR - 1mo. + 1.9%), 2/15/2037 (n)	718,268	710,803
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 3.479% (LIBOR - 1mo. + 1.48%), 10/15/2036 (n)	4,140,000	3,989,085
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 3.799% (LIBOR - 1mo. + 1.8%), 10/15/2036 (n)	3,130,500	2,977,534
BSPDF 2021-FL1 Issuer Ltd., “C”, FLR, 4.249% (LIBOR - 1mo. + 2.25%), 10/15/2036 (n)	8,000,000	7,505,632
BSPRT 2019-FL5 Issuer Ltd., “C”, FLR, 3.999% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	3,000,000	2,915,322
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 4.049% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	2,447,500	2,298,043
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 4.049% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)	1,552,000	1,458,844

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 4.299% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)	$1,869,500	$1,757,265
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 2.916% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	14,846,500	14,333,368
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 3.467% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	2,054,500	1,991,262
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 3.716% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	3,317,000	3,205,110
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	1,322,802	1,229,253
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	1,839,575	1,675,203
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	339,720	306,132
BXMT 2020-FL2 Ltd., “B”, FLR, 3.473% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	5,795,500	5,495,444
BXMT 2020-FL2 Ltd., “A”, FLR, 2.973% (LIBOR - 1mo. + 0.9%), 2/15/2038 (n)	9,075,500	8,928,432
BXMT 2021-FL4 Ltd., “AS”, FLR, 3.299% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	12,062,500	11,708,737
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	2,198,049	2,092,975
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 3.135%, 1/25/2037 (d)(q)	1,719,170	624,225
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 3.31%, 3/25/2037 (d)(q)	2,300,398	938,187
CD 2017-CD4 Mortgage Trust, “XA”, 1.234%, 5/10/2050 (i)	35,668,703	1,620,825
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	1,605,336	1,474,126
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	511,590	468,469
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	4,178,015	4,051,296
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.643%, 11/15/2062 (i)	34,833,533	1,336,796
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.329%, 2/15/2054 (i)	53,056,587	4,400,842
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.781%, 4/15/2054 (i)	48,911,058	2,358,516
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.09%, 6/15/2063 (i)	55,904,888	3,459,836
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.154%, 6/15/2064 (i)	32,006,357	2,099,499
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	3,258,000	3,026,497
Credit Acceptance Auto Loan Trust, 2021-2A, “A”, 0.96%, 2/15/2030 (n)	2,192,000	2,099,861
Credit Acceptance Auto Loan Trust, 2021-2A, “B”, 1.26%, 4/15/2030 (n)	1,037,000	956,477
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	1,499,000	1,397,958
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	916,000	845,257
Credit Acceptance Auto Loan Trust, 2021-4, “A”, 1.26%, 10/15/2030 (n)	1,778,000	1,682,785
Cutwater 2015-1A Ltd., “AR”, FLR, 3.732% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	2,845,028	2,824,091
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 4.34% (LIBOR - 3mo. + 1.6%), 7/18/2030 (n)	9,054,010	8,713,045
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	754,868	753,920
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 3.364% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	8,935,000	8,624,848
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 3.764% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	8,299,000	7,928,300
GLS Auto Receivables Trust, 2021-3A, “B”, 0.78%, 11/17/2025 (n)	4,655,544	4,468,226
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.163%, 5/10/2050 (i)	39,126,463	1,585,713
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.098%, 8/10/2050 (i)	37,558,248	1,484,832
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.13%, 5/12/2053 (i)	39,179,665	2,709,893
IMPAC CMB Trust, FLR, 2.999% (LIBOR - 1mo. + 0.74%), 11/25/2034	38,643	38,213
IMPAC CMB Trust, FLR, 3.179% (LIBOR - 1mo. + 0.92%), 11/25/2034	40,677	40,520
IMPAC Secured Assets Corp., FLR, 2.959% (LIBOR - 1mo. + 0.35%), 5/25/2036	55,340	50,933
Interstar Millennium Trust, FLR, 2.145% (LIBOR - 3mo. + 0.4%), 3/14/2036	26,928	25,746
Invitation Homes 2018-SFR1 Trust, “B”, FLR, 3.106% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	3,497,498	3,475,753
Jamestown CLO Ltd., 2020-15A, “C”, FLR, 4.962% (LIBOR - 3mo. + 2.45%), 4/15/2033 (n)	14,432,415	13,397,250
JPMorgan Chase Commercial Mortgage Securities Corp., 1.006%, 9/15/2050 (i)	40,268,701	1,463,747
LoanCore 2018-CRE1 Ltd., “AS”, FLR, 3.499% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	5,578,000	5,525,165
LoanCore 2018-CRE1 Ltd., “C”, FLR, 4.549% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	1,859,500	1,846,725
LoanCore 2019-CRE3 Ltd., “AS”, FLR, 3.369% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	6,191,094	6,165,042
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 3.749% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	8,481,500	8,083,320
LoanCore 2021-CRE5 Ltd., “B”, FLR, 3.999% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	3,588,000	3,345,559
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 4.238% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	6,806,093	6,619,940
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 3.94% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	9,726,000	9,484,824
Merrill Lynch Mortgage Investors, Inc., 4.315%, 2/25/2037 (a)(d)	1,672,005	247,087
MF1 2020-FL3 Ltd., “B”, FLR, 5.823% (LIBOR - 1mo. + 3.75%), 7/15/2035 (z)	923,500	922,346
MF1 2020-FL3 Ltd., “C”, FLR, 6.573% (LIBOR - 1mo. + 4.5%), 7/15/2035 (z)	1,318,500	1,299,955
MF1 2020-FL4 Ltd., “B”, FLR, 4.823% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	10,472,500	10,243,221
MF1 2021-FL5 Ltd., “B”, FLR, 3.523% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	13,063,500	12,493,050
MF1 2021-FL5 Ltd., “C”, FLR, 3.773% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	3,716,500	3,536,317
MF1 2021-FL6 Ltd., “B”, FLR, 3.806% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)	10,716,294	10,235,399
MF1 2022-FL8 Ltd., “C”, FLR, 3.671% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,198,259	2,021,728

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2022-FL9 Ltd., “B”, FLR, 3.96% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	$15,126,500	$15,050,701
Morgan Stanley Bank of America Merrill Lynch Trust, 2.655%, 2/15/2046	2,923,869	2,903,672
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.252%, 5/15/2050 (i)	34,157,754	1,522,445
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.327%, 6/15/2050 (i)	16,607,507	710,288
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.832%, 12/15/2051 (i)	52,616,105	2,127,390
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.297%, 5/15/2054 (i)	45,372,901	3,524,372
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.232%, 6/15/2054 (i)	43,514,157	3,065,681
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 2.756% (SOFR - 30 day + 1.25%), 5/25/2027 (n)	10,812,000	10,817,824
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	3,908,000	3,897,526
NextGear Floorplan Master Owner Trust, 2022-1A, “A1”, FLR, 2.466% (SOFR - 30 day + 1.05%), 3/15/2027 (n)	6,113,000	6,066,942
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 4.509% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	8,692,908	8,252,508
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 5.109% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	7,442,908	6,959,841
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	6,327,229	6,297,859
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	8,570,000	7,753,256
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	5,509,000	5,438,485
Ownit Mortgage Loan Asset-Backed Certificates, 3.12%, 10/25/2035	1,069,336	662,081
Palmer Square Loan Funding 2020-1A Ltd., “A2”, FLR, 2.828% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	13,000,000	12,688,676
PFP III 2021-7 Ltd., “B”, FLR, 3.399% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	3,004,350	2,784,071
PFP III 2021-7 Ltd., “C”, FLR, 3.649% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	955,952	896,070
PFP III 2021-8 Ltd., “B”, FLR, 3.499% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)	3,244,500	3,127,390
Progress Residential 2021-SFR1 Trust, “B”, 1.303%, 4/17/2038 (n)	1,210,000	1,084,748
Progress Residential 2021-SFR1 Trust, “C”, 1.555%, 4/17/2038 (n)	908,000	811,157
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	322,306	320,465
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	412,919	410,948
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 4.355% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	2,268,542	2,104,967
Shackleton 2015-8A CLO Ltd., “CR”, FLR, 4.359% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	2,414,922	2,330,219
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 4.149% (LIBOR - 1mo. + 2.15%), 9/15/2036 (n)	6,411,000	6,050,480
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 4.209% (LIBOR - 3mo. + 1.5%), 7/20/2032 (n)	2,957,000	2,797,706
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	5,142,000	4,451,306
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 4.659% (LIBOR - 3mo. + 1.95%), 7/20/2032 (n)	7,004,000	6,573,429
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 3.956% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)	8,644,500	8,322,847
Thornburg Mortgage Securities Trust, FLR, 2.939% (LIBOR - 1mo. + 0.68%), 4/25/2043	36,191	36,173
TICP CLO 2018-3R Ltd., “B”, FLR, 4.059% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	2,132,575	2,090,600
TICP CLO 2018-3R Ltd., “C”, FLR, 4.509% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	3,742,444	3,632,910
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 3.399% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)	6,062,000	5,761,076
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 3.849% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)	13,226,000	12,707,726
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.052%, 11/15/2050 (i)	26,964,238	952,911
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.973%, 12/15/2051 (i)	25,388,443	1,228,752
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.373%, 11/15/2054 (i)	28,179,024	2,337,887
World Omni Auto Receivables Trust, 3.67%, 6/15/2027	3,072,000	3,030,173
		$594,979,432
Automotive – 2.5%
Daimler Finance North America LLC, 0.75%, 3/01/2024 (n)	$5,167,000	$4,942,737
Daimler Trucks Finance North America LLC, 1.625%, 12/13/2024 (n)	10,519,000	9,948,260
General Motors Financial Co., 1.7%, 8/18/2023	7,349,000	7,175,247
Hyundai Capital America, 2.85%, 11/01/2022 (n)	4,203,000	4,197,033
Hyundai Capital America, 2.375%, 2/10/2023 (n)	2,145,000	2,126,073
Hyundai Capital America, 5.75%, 4/06/2023 (n)	12,206,000	12,362,237
Hyundai Capital America, 0.8%, 1/08/2024 (n)	863,000	821,663
Hyundai Capital America, 5.875%, 4/07/2025 (n)	8,600,000	8,881,312
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	8,000,000	7,088,224
Volkswagen Group of America Finance LLC, 3.125%, 5/12/2023 (n)	1,111,000	1,103,782
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	4,128,000	4,024,804
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	7,295,000	7,144,454
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	5,071,000	4,604,305
		$74,420,131

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 0.8%
Magallanes, Inc., 3.788%, 3/15/2025 (n)	$17,801,000	$17,389,922
Magallanes, Inc., 3.755%, 3/15/2027 (n)	6,864,000	6,598,782
		$23,988,704
Brokerage & Asset Managers – 1.8%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$13,949,000	$13,573,639
Charles Schwab Corp., 0.75%, 3/18/2024	6,272,000	6,039,259
NASDAQ, Inc., 0.445%, 12/21/2022	6,300,000	6,225,103
National Securities Clearing Corp., 1.2%, 4/23/2023 (n)	9,500,000	9,357,696
National Securities Clearing Corp., 0.4%, 12/07/2023 (n)	5,086,000	4,891,824
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	3,257,000	3,096,482
National Securities Clearing Corp., 0.75%, 12/07/2025 (n)	10,182,000	9,322,503
		$52,506,506
Business Services – 1.2%
Equinix, Inc., 1.25%, 7/15/2025	$6,132,000	$5,655,069
Global Payments, Inc., 1.2%, 3/01/2026	8,692,000	7,813,046
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	7,043,000	6,558,582
TSMC Arizona Corp., 1.75%, 10/25/2026	5,860,000	5,428,997
Western Union Co., 1.35%, 3/15/2026	11,707,000	10,596,323
		$36,052,017
Cable TV – 0.3%
SES S.A., 3.6%, 4/04/2023 (n)	$10,292,000	$10,159,588
Chemicals – 0.1%
Westlake Chemical Corp., 0.875%, 8/15/2024	$3,244,000	$3,103,304
Computer Software – 0.3%
Dell International LLC/EMC Corp., 4%, 7/15/2024	$4,900,000	$4,927,539
Dell International LLC/EMC Corp., 5.85%, 7/15/2025	1,522,000	1,595,892
Infor, Inc., 1.45%, 7/15/2023 (n)	1,594,000	1,550,024
		$8,073,455
Computer Software - Systems – 0.4%
Apple, Inc., 1.7%, 9/11/2022	$2,593,000	$2,590,467
VMware, Inc., 1%, 8/15/2024	5,405,000	5,084,965
VMware, Inc., 1.4%, 8/15/2026	4,186,000	3,769,778
		$11,445,210
Conglomerates – 0.4%
Carrier Global Corp., 2.242%, 2/15/2025	$956,000	$923,223
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	9,885,000	9,901,742
		$10,824,965
Consumer Products – 0.5%
GSK Consumer Healthcare Capital US LLC, 3.125%, 3/24/2025 (n)	$10,091,000	$9,956,933
GSK Consumer Healthcare Capital US LLC, 3.375%, 3/24/2027 (n)	4,466,000	4,387,330
		$14,344,263
Containers – 0.5%
Berry Global, Inc., 1.57%, 1/15/2026	$7,474,000	$6,806,855
Berry Global, Inc., 1.65%, 1/15/2027	9,789,000	8,677,939
		$15,484,794
Electronics – 1.0%
Broadcom, Inc., 3.15%, 11/15/2025	$5,544,000	$5,430,097
Microchip Technology, Inc., 0.983%, 9/01/2024	18,197,000	17,063,702
Qorvo, Inc., 1.75%, 12/15/2024 (n)	3,654,000	3,426,063

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – continued
Skyworks Solutions, Inc., 0.9%, 6/01/2023	$3,692,000	$3,588,911
		$29,508,773
Emerging Market Quasi-Sovereign – 0.6%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$5,946,000	$5,958,487
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	3,903,000	3,653,834
DAE Funding LLC (United Arab Emirates), 2.625%, 1/20/2025 (n)	6,500,000	6,072,807
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	2,973,000	3,027,111
		$18,712,239
Emerging Market Sovereign – 0.3%
Emirate of Abu Dhabi, 0.75%, 9/02/2023 (n)	$7,805,000	$7,574,909
Energy - Independent – 0.2%
Pioneer Natural Resources Co., 0.55%, 5/15/2023	$5,857,000	$5,738,515
Energy - Integrated – 0.8%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$6,141,000	$6,376,138
Eni S.p.A., 4%, 9/12/2023 (n)	9,261,000	9,241,391
Exxon Mobil Corp., 1.571%, 4/15/2023	9,200,000	9,125,427
		$24,742,956
Financial Institutions – 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$6,254,000	$6,259,073
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/2024	11,511,000	11,188,014
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 10/29/2024	5,472,000	5,072,408
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	5,664,000	5,856,953
Air Lease Corp., 2.2%, 1/15/2027	7,822,000	6,956,977
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	5,703,000	5,495,405
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	3,134,000	3,042,392
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	8,784,000	7,632,859
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	2,797,000	2,604,802
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	6,154,000	5,098,890
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	4,709,000	3,895,649
		$63,103,422
Food & Beverages – 0.9%
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.125%, 2/01/2028 (n)	$4,517,000	$4,502,003
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	11,955,000	10,291,244
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	4,753,000	4,431,493
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	8,356,000	7,316,338
		$26,541,078
Food & Drug Stores – 0.6%
7-Eleven, Inc., 0.625%, 2/10/2023 (n)	$10,326,000	$10,162,418
7-Eleven, Inc., 0.8%, 2/10/2024 (n)	7,744,000	7,402,024
		$17,564,442
Forest & Paper Products – 0.2%
Fibria Overseas Finance Ltd., 5.5%, 1/17/2027	$5,928,000	$5,987,280
Gaming & Lodging – 1.5%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$4,936,000	$4,925,289
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	8,847,000	8,769,612
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	1,551,000	1,539,274
Hyatt Hotels Corp., 1.3%, 10/01/2023	8,139,000	7,885,291
Hyatt Hotels Corp., 1.8%, 10/01/2024	7,537,000	7,133,330
Las Vegas Sands Corp., 3.2%, 8/08/2024	5,950,000	5,777,999
Marriott International, Inc., 5.75%, 5/01/2025	1,617,000	1,686,989

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Marriott International, Inc., 3.75%, 10/01/2025	$1,655,000	$1,638,064
Sands China Ltd., 4.3%, 1/08/2026	6,819,000	6,141,703
		$45,497,551
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$385,000	$383,730
Howard University, Washington D.C., 2.801%, 10/01/2023	424,000	419,744
Howard University, Washington D.C., 2.416%, 10/01/2024	467,000	450,378
Howard University, Washington D.C., 2.516%, 10/01/2025	578,000	552,216
		$1,806,068
Insurance – 0.9%
AIG Global Funding, 0.8%, 7/07/2023 (n)	$4,511,000	$4,399,794
Corebridge Financial, Inc., 3.5%, 4/04/2025 (n)	3,720,000	3,638,220
Corebridge Financial, Inc., 3.65%, 4/05/2027 (n)	7,440,000	7,165,195
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	4,044,000	3,734,545
Metropolitan Life Global Funding I, 0.4%, 1/07/2024 (n)	7,624,000	7,291,517
		$26,229,271
Insurance - Property & Casualty – 0.1%
Ambac Assurance Corp., 5.1%, 6/07/2060 (z)	$23,513	$22,514
Aon PLC, 2.2%, 11/15/2022	3,374,000	3,363,503
		$3,386,017
Internet – 0.1%
Baidu, Inc., 3.875%, 9/29/2023	$3,736,000	$3,746,087
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$6,502,000	$6,518,320
CNH Industrial Capital LLC, 1.875%, 1/15/2026	2,401,000	2,210,935
CNH Industrial N.V., 4.5%, 8/15/2023	4,043,000	4,058,428
		$12,787,683
Major Banks – 16.9%
Bank of America Corp., 4.2%, 8/26/2024	$3,106,000	$3,136,892
Bank of America Corp., 4.45%, 3/03/2026	6,999,000	7,100,869
Bank of America Corp., 4.25%, 10/22/2026	4,033,000	4,059,143
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	22,751,000	20,638,797
Bank of America Corp., 4.183%, 11/25/2027	6,721,000	6,702,170
Bank of Montreal, 2.05%, 11/01/2022	4,809,000	4,799,496
Barclays PLC, 1.007% to 12/10/2023, FLR (CMT - 1yr. + 0.8%) to 12/10/2024	2,837,000	2,700,616
Barclays PLC, 2.852% to 5/07/2025, FLR (LIBOR - 3mo. + 2.452%) to 5/07/2026	2,564,000	2,430,206
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	10,326,000	9,246,933
BBVA USA Bancshares, Inc., 2.5%, 8/27/2024	4,237,000	4,154,173
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	12,560,000	11,424,661
Capital One Financial Corp., 4.166%, 5/09/2025	6,912,000	6,853,941
Capital One Financial Corp., 2.636% to 3/03/2025, FLR (SOFR - 1 day + 1.29%) to 3/03/2026	12,928,000	12,284,830
Credit Agricole S.A., 1.907% to 6/16/2025, FLR (SOFR - 1 day + 1.676%) to 6/16/2026 (n)	2,080,000	1,922,585
Credit Suisse Group AG, 4.207% to 6/12/2023, FLR (LIBOR - 3mo. + 1.24%) to 6/12/2024 (n)	2,042,000	2,019,415
Deutsche Bank AG, 0.898%, 5/28/2024	2,663,000	2,519,858
Deutsche Bank AG, 1.447% to 4/1/2024, FLR (SOFR - 1 day + 1.131%) to 4/01/2025	12,981,000	12,178,618
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	3,240,000	2,815,690
Goldman Sachs Group, Inc., 1.757% to 1/24/2024, FLR (SOFR - 1 day + 0.73%) to 1/24/2025	10,205,000	9,842,370
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	5,300,000	5,271,450
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	4,637,000	4,188,416
Goldman Sachs Group, Inc., 5.95%, 1/15/2027	14,381,000	15,383,387
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	8,452,000	7,713,296
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	3,245,000	3,236,490
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	4,303,000	4,009,981

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR - 1 day + 1.29%) to 5/24/2027	$3,448,000	$3,073,130
HSBC Holdings PLC, 2.251% to 11/22/2026, FLR (SOFR - 1 day + 1.1%) to 11/22/2027	12,000,000	10,833,150
Huntington Bancshares, Inc., 4.008% to 5/16/2024, FLR (SOFR - 1 day + 1.205%) to 5/16/2025	5,554,000	5,560,396
JPMorgan Chase & Co., 3.25%, 9/23/2022	6,867,000	6,873,286
JPMorgan Chase & Co., 3.375%, 5/01/2023	4,455,000	4,462,965
JPMorgan Chase & Co., 3.797% to 7/23/2023, FLR (LIBOR - 3mo. + 0.89%) to 7/23/2024	7,253,000	7,238,061
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR - 1 day + 1.585%) to 3/13/2026	7,223,000	6,830,538
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	6,220,000	5,591,226
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	5,268,000	4,785,179
JPMorgan Chase & Co., 1.47%, 9/22/2027	10,000,000	8,940,570
JPMorgan Chase & Co., 4.25%, 10/01/2027	6,722,000	6,848,789
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	15,414,000	15,081,965
Mitsubishi UFJ Financial Group, Inc., 0.848% to 9/15/2023, FLR (CMT - 1yr. + 0.68%) to 9/15/2024	10,500,000	10,125,332
Mitsubishi UFJ Financial Group, Inc., 0.953% to 7/19/2024, FLR (CMT - 1yr. + 0.55%) to 7/19/2025	7,128,000	6,678,130
Mitsubishi UFJ Financial Group, Inc., 0.962% to 10/11/2024, FLR (CMT - 1yr. + 0.45%) to 10/11/2025	7,021,000	6,522,530
Mizuho Financial Group, 0.849% to 9/08/2023, FLR (LIBOR - 3mo. + 0.61%) to 9/08/2024	7,800,000	7,520,910
Morgan Stanley, 0.56% to 11/10/2022, FLR (SOFR - 1 day + 0.466%) to 11/10/2023	9,002,000	8,920,725
Morgan Stanley, 0.529% to 1/25/2023, FLR (SOFR - 1 day + 0.455%) to 1/25/2024	12,221,000	12,023,275
Morgan Stanley, 0.864% to 10/21/2024, FLR (SOFR - 1 day + 0.745%) to 10/21/2025	8,651,000	8,036,718
Morgan Stanley, 4.35%, 9/08/2026	9,466,000	9,543,518
Morgan Stanley, 3.95%, 4/23/2027	8,302,000	8,194,157
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	7,636,000	6,895,557
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	9,261,000	8,554,870
NatWest Group PLC, 2.359% to 5/22/2023, FLR (CMT - 1yr. + 2.15%) to 5/22/2024	8,063,000	7,932,247
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	15,826,000	15,685,648
NatWest Markets PLC, 3.479%, 3/22/2025 (n)	8,888,000	8,734,275
Royal Bank of Canada, 1.6%, 4/17/2023	10,000,000	9,895,364
Royal Bank of Canada, 0.5%, 10/26/2023	16,550,000	16,019,375
Standard Chartered PLC, 1.319% to 10/14/2022, FLR (CMT - 1yr. + 1.17%) to 10/14/2023 (n)	8,168,000	8,120,900
Standard Chartered PLC, 0.991% to 1/12/2024, FLR (CMT - 1yr. + 0.78%) to 1/12/2025 (n)	5,088,000	4,816,986
Standard Chartered PLC, 1.214% to 3/23/2024, FLR (CMT - 1yr. + 0.88%) to 3/23/2025 (n)	2,614,000	2,471,591
Standard Chartered PLC, 1.822% to 11/23/2024, FLR (CMT - 1yr. + 0.95%) to 11/23/2025 (n)	2,554,000	2,382,824
Standard Chartered PLC, 3.971% to 3/30/2025, FLR (CMT - 1yr. + 1.65%) to 3/30/2026 (n)	3,723,000	3,649,246
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/2024	2,541,000	2,429,932
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	7,574,000	7,070,273
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	8,414,000	7,738,589
Sumitomo Mitsui Trust Bank Ltd., 0.8%, 9/12/2023 (n)	9,000,000	8,727,210
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	5,661,000	5,395,026
Toronto-Dominion Bank, 0.25%, 1/06/2023	5,082,000	5,024,008
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	2,226,000	2,162,225
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	8,699,000	7,768,944
Wells Fargo & Co., 1.654% to 6/02/2023, FLR (SOFR - 1 day + 1.6%) to 6/02/2024	13,775,000	13,517,493
Wells Fargo & Co., 2.164% to 2/11/2025, FLR (LIBOR - 3mo. + 0.75%) to 2/11/2026	9,707,000	9,253,734
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	13,228,000	12,784,911
		$507,350,061
Medical & Health Technology & Services – 1.6%
HCA Healthcare, Inc., 3.125%, 3/15/2027 (n)	$7,303,000	$6,877,946
HCA, Inc., 5%, 3/15/2024	7,222,000	7,326,543
PerkinElmer, Inc., 0.85%, 9/15/2024	10,000,000	9,374,826
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	25,217,000	24,081,059
		$47,660,374
Metals & Mining – 1.2%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$10,084,000	$10,095,151
Glencore Funding LLC, 3%, 10/27/2022 (n)	2,204,000	2,194,602
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	4,410,000	4,393,837
Glencore Funding LLC, 4.625%, 4/29/2024 (n)	3,375,000	3,385,038
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	7,900,000	7,271,158

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	$8,268,000	$7,438,851
		$34,778,637
Midstream – 1.7%
Enbridge, Inc., 2.5%, 2/14/2025	$6,525,000	$6,309,540
Energy Transfer LP, 2.9%, 5/15/2025	3,676,000	3,531,596
Gray Oak Pipeline LLC, 2%, 9/15/2023 (n)	7,337,000	7,166,083
MPLX LP, 3.5%, 12/01/2022	8,713,000	8,705,637
MPLX LP, 3.375%, 3/15/2023	1,725,000	1,721,911
Plains All American Pipeline LP, 3.85%, 10/15/2023	3,750,000	3,739,205
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025	10,480,000	10,496,916
Western Midstream Operating LP, 3.35%, 2/01/2025	3,357,000	3,289,927
Western Midstream Operating LP, FLR, 3.555% (LIBOR - 3mo. + 0.85%), 1/13/2023	4,795,000	4,748,771
		$49,709,586
Mortgage-Backed – 0.5%
Fannie Mae, 4.5%, 3/01/2023	$16,345	$16,819
Fannie Mae, 5%, 7/01/2023	16,184	16,669
Fannie Mae, 3%, 12/01/2031	1,156,430	1,158,867
Fannie Mae, 2.105%, 3/01/2033	33,953	33,835
Fannie Mae, 3.375%, 5/01/2033	75,130	74,710
Fannie Mae, 2%, 5/25/2044	721,623	706,330
Freddie Mac, 0.906%, 4/25/2024 (i)	232,172	2,954
Freddie Mac, 1.58%, 4/25/2030 (i)	29,062,639	2,799,229
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	8,405,789	8,312,079
Freddie Mac, 2%, 7/15/2042	1,395,469	1,342,397
Ginnie Mae, 1.625%, 7/20/2032	30,499	30,182
		$14,494,071
Municipals – 1.8%
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	$2,425,000	$2,378,715
California Municipal Finance Authority Rev., Taxable (Century Housing Corp.), 1.486%, 11/01/2022	1,090,000	1,086,457
California Municipal Finance Authority Rev., Taxable (Century Housing Corp.), 1.605%, 11/01/2023	1,295,000	1,265,923
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 2.128%, 1/01/2023	1,205,000	1,199,709
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 2.225%, 1/01/2024	2,890,000	2,833,558
Long Island, NY, Power Authority, Electric System General Rev., Taxable, “C”, 0.764%, 3/01/2023	3,570,000	3,521,351
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 1.904%, 7/01/2023	360,000	355,307
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.156%, 7/01/2024	1,000,000	976,266
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	790,000	763,361
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	1,005,000	965,980
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	2,073,278	1,935,822
New Jersey Economic Development Authority Rev., School Facilities Construction, Taxable, “HHH”, 3.75%, 9/01/2022 (n)	15,985,000	15,997,300
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, Taxable, “B”, AGM, 0%, 2/15/2023	10,353,000	10,175,705
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.551%, 6/15/2023	1,835,000	1,815,420
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.631%, 6/15/2024	1,720,000	1,682,457
Port Authority of NY & NJ, Taxable, “AAA”, 1.086%, 7/01/2023	4,925,000	4,834,620
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	2,735,000	2,734,598
		$54,522,549
Natural Gas - Distribution – 0.3%
CenterPoint Energy Resources Corp., 0.7%, 3/02/2023	$7,769,000	$7,676,793
Natural Gas - Pipeline – 0.5%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$14,780,000	$14,699,107
Network & Telecom – 0.5%
AT&T, Inc., 0.9%, 3/25/2024	$15,796,000	$15,172,246

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.2%
Valero Energy Corp., 1.2%, 3/15/2024	$7,070,000	$6,760,190
Other Banks & Diversified Financials – 1.7%
American Express Co., 2.25%, 3/04/2025	$6,463,000	$6,259,428
Banque Federative du Credit Mutuel S.A., 0.65%, 2/27/2024 (n)	10,142,000	9,664,633
Groupe BPCE S.A., 4%, 9/12/2023 (n)	3,667,000	3,666,545
Groupe BPCE S.A., FLR, 2.961% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	3,667,000	3,669,561
Macquarie Group Ltd., 1.201% to 10/14/2024, FLR (SOFR - 1 day + 0.694%) to 10/14/2025 (n)	10,208,000	9,516,939
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	6,707,000	5,974,769
National Bank of Canada, 2.15%, 10/07/2022 (n)	5,017,000	5,009,863
National Bank of Canada, 0.9% to 8/15/2022, FLR (CMT - 1yr. + 0.77%) to 8/15/2023	1,877,000	1,874,787
National Bank of Canada, 0.55% to 11/15/2023, FLR (CMT - 1yr. + 0.4%) to 11/15/2024	5,738,000	5,493,655
		$51,130,180
Pharmaceuticals – 0.2%
Royalty Pharma PLC, 0.75%, 9/02/2023	$7,338,000	$7,091,696
Railroad & Shipping – 0.3%
Canadian Pacific Railway Co., 1.35%, 12/02/2024	$11,123,000	$10,559,308
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$3,542,000	$3,231,059
Retailers – 0.6%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$5,754,000	$5,709,758
Kohl's Corp., 9.5%, 5/15/2025	9,595,000	9,980,177
Nordstrom, Inc., 2.3%, 4/08/2024	3,956,000	3,742,317
		$19,432,252
Specialty Stores – 0.4%
Genuine Parts Co., 1.75%, 2/01/2025	$5,643,000	$5,380,397
Ross Stores, Inc., 0.875%, 4/15/2026	7,614,000	6,903,526
		$12,283,923
Telecommunications - Wireless – 1.1%
Crown Castle International Corp., REIT, 3.15%, 7/15/2023	$5,334,000	$5,296,645
Crown Castle International Corp., REIT, 1.35%, 7/15/2025	1,776,000	1,643,048
Crown Castle International Corp., REIT, 2.9%, 3/15/2027	3,817,000	3,621,904
Rogers Communications, Inc., 3.2%, 3/15/2027 (n)	12,002,000	11,729,977
T-Mobile USA, Inc., 3.5%, 4/15/2025	10,518,000	10,395,305
		$32,686,879
Tobacco – 0.4%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$4,881,000	$4,789,995
Imperial Brands Finance PLC, 6.125%, 7/27/2027 (n)	4,306,000	4,421,740
Philip Morris International, Inc., 1.125%, 5/01/2023	3,763,000	3,702,845
		$12,914,580
Transportation - Services – 1.1%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$24,483,000	$23,377,807
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	5,924,000	5,845,673
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	2,559,000	2,540,154
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	2,559,000	2,535,654
		$34,299,288

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 23.3%
U.S. Treasury Notes, 0.125%, 9/30/2022 (f)	$170,488,000	$169,904,890
U.S. Treasury Notes, 0.125%, 1/31/2023	121,490,000	119,833,750
U.S. Treasury Notes, 0.25%, 5/15/2024 (f)	91,929,700	87,656,405
U.S. Treasury Notes, 0.375%, 9/15/2024	109,702,000	104,036,921
U.S. Treasury Notes, 2.75%, 5/15/2025	217,085,000	216,474,448
		$697,906,414
Utilities - Electric Power – 3.9%
Emera US Finance LP, 0.833%, 6/15/2024	$3,730,000	$3,505,810
Enel Finance International N.V., 4.25%, 6/15/2025 (n)	15,000,000	14,884,060
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)	14,822,000	14,377,340
Exelon Corp., 2.75%, 3/15/2027 (n)	7,104,000	6,793,182
FirstEnergy Corp., 2.05%, 3/01/2025	5,731,000	5,437,286
FirstEnergy Corp., 1.6%, 1/15/2026	2,459,000	2,257,878
NextEra Energy Capital Holdings, Inc., 0.65%, 3/01/2023	6,270,000	6,172,825
Pacific Gas & Electric Co., 1.7%, 11/15/2023	3,088,000	2,984,754
Pacific Gas & Electric Co., 3.25%, 2/16/2024	10,584,000	10,333,223
Pacific Gas & Electric Co., 4.95%, 6/08/2025	7,450,000	7,365,659
Southern California Edison Co., 0.7%, 8/01/2023	7,725,000	7,514,273
Southern California Edison Co., 0.975%, 8/01/2024	7,618,000	7,225,373
Vistra Operations Co. LLC, 4.875%, 5/13/2024 (n)	16,784,000	16,654,672
WEC Energy Group, Inc., 0.8%, 3/15/2024	3,658,000	3,494,104
Xcel Energy, Inc., 0.5%, 10/15/2023	8,847,000	8,543,614
		$117,544,053
Total Bonds		$2,926,701,649
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 1.72% (v)	50,445,013	$50,445,013

Other Assets, Less Liabilities – 0.6%		18,969,025
Net Assets – 100.0%		$2,996,115,687
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $50,445,013 and $2,926,701,649, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,071,458,761, representing 35.8% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Ambac Assurance Corp., 5.1%, 6/07/2060	2/14/18	$9,200	$22,514
MF1 2020-FL3 Ltd., “B”, FLR, 5.823% (LIBOR - 1mo. + 3.75%), 7/15/2035	6/12/20	923,500	922,346
MF1 2020-FL3 Ltd., “C”, FLR, 6.573% (LIBOR - 1mo. + 4.5%), 7/15/2035	6/12/20	1,318,500	1,299,955
Total Restricted Securities			$2,244,815
% of Net assets			0.1%

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 7/31/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	228	$47,985,094	September – 2022	$(229,720)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
5/13/25	USD	155,100,000	centrally cleared	2.76%/Annual	2.76% FLR (Daily SOFR)/Daily	$828,456	$—	$828,456
At July 31, 2022, the fund had liquid securities with an aggregate value of $3,488,621 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of July 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$697,906,414	$—	$697,906,414
Non - U.S. Sovereign Debt	—	26,287,148	—	26,287,148
Municipal Bonds	—	54,522,549	—	54,522,549
U.S. Corporate Bonds	—	919,844,524	—	919,844,524
Residential Mortgage-Backed Securities	—	22,528,894	—	22,528,894
Commercial Mortgage-Backed Securities	—	190,639,334	—	190,639,334
Asset-Backed Securities (including CDOs)	—	396,305,275	—	396,305,275
Foreign Bonds	—	618,667,511	—	618,667,511
Mutual Funds	50,445,013	—	—	50,445,013
Total	$50,445,013	$2,926,701,649	$—	$2,977,146,662
Other Financial Instruments
Futures Contracts – Liabilities	$(229,720)	$—	$—	$(229,720)
Swap Agreements – Assets	—	828,456	—	828,456
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$155,032,857	$171,298,270	$275,886,000	$(3,638)	$3,524	$50,445,013
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$144,247	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.